Equity-based Arrangements (Details) - Schedule of equity-based awards activity	12 Months Ended
Dec. 31, 2021 $ / shares shares
Schedule of equity-based awards activity [Abstract]
Number of Awards, beginning balance | shares	20,127
Weighted Average Grant Date Fair Value, beginning balance | $ / shares	$ 577.18
Number of Awards, Awards granted | shares
Weighted Average Grant Date Fair Value, Awards granted | $ / shares
Number of Awards, Awards forfeited/cancelled | shares	(18,755)
Weighted Average Grant Date Fair Value, Awards forfeited/cancelled | $ / shares	$ 558.2
Number of Awards, Awards vested | shares	(1,372)
Weighted Average Grant Date Fair Value, Awards vested | $ / shares	$ 745.92
Number of Awards, ending balance | shares
Weighted Average Grant Date Fair Value, ending balance | $ / shares
Number of Awards, Awards vested as of 31, 2021 | shares	1,372
Weighted Average Grant Date Fair Value, Awards vested as of December 31, 2021 | $ / shares	$ 745.92
Number of Awards, Awards expected to vest as of December 31, 2021 | shares
Weighted Average Grant Date Fair Value, Awards expected to vest as of December 31, 2021 | $ / shares